LEASES - Supplemental Balance Sheet Information (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Assets:
Right of Use Asset - Operating Lease	$ 750
Liabilities
Current	465
Non-current	316
Total Operating Lease Liability	$ 781